Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Production facilities [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Battery and charging swap infrastructure [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years